Concentration of Risk (Details) - Customer concentrations	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Revenue | Customer A
Concentration of Risk
Concentration risk (as a percent)			18.00%
Revenue | Customer B
Concentration of Risk
Concentration risk (as a percent)			11.00%
Revenue | Customer C
Concentration of Risk
Concentration risk (as a percent)		13.00%
Revenue | Customer D
Concentration of Risk
Concentration risk (as a percent)	18.00%	14.00%
Revenue | Customer E
Concentration of Risk
Concentration risk (as a percent)	22.00%	10.00%
Revenue | Customer G
Concentration of Risk
Concentration risk (as a percent)	16.00%
Accounts receivable | Customer D
Concentration of Risk
Concentration risk (as a percent)		13.00%
Accounts receivable | Customer E
Concentration of Risk
Concentration risk (as a percent)		36.00%
Accounts receivable | Customer F
Concentration of Risk
Concentration risk (as a percent)		12.00%
Accounts receivable | Customer H
Concentration of Risk
Concentration risk (as a percent)	15.00%